SHARE-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 14.0	$ 48.0
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued (in shares) | shares	0
Options granted (in shares) | shares		7,900,000
Options granted (in dollars per share) | $ / shares		$ 35.13
Average term		7 years 6 months
Share price volatility		28.50%
Expected dividend yield		4.60%
Risk-free rate		3.90%
Liquidity discount		25.00%
Fair value (in dollars per share) | $ / shares	$ 5.26	$ 5.26
Fair value of options granted		$ 41.3
Share options | Management Share Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)		5 years
Expiration period		10 years
Share-based compensation expense	$ 3.0	$ 5.0
Escrowed Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued (in shares) | shares	0
Options granted (in shares) | shares		4,800,000
Options granted (in dollars per share) | $ / shares		$ 35.13
Average term		7 years 6 months
Share price volatility		28.50%
Expected dividend yield		4.60%
Risk-free rate		3.90%
Liquidity discount		25.00%
Fair value (in dollars per share) | $ / shares	$ 5.26	$ 5.26
Fair value of options granted		$ 25.2
Escrowed Shares | Escrowed Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)		5 years
Expiration period		10 years
Share-based compensation expense	$ 5.0	$ 10.0
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)		5 years
Share-based compensation expense	1.0	$ 3.0
Deferred Share Unit
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)		5 years
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)		5 years
Deferred Share Units And Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 5.0	$ 30.0